Schedule of Investments (unaudited)	iShares® iBonds® Dec 2021 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 3.75%, 10/01/21(a)	$1,910	$1,953,930

Aerospace & Defense — 1.4%
Boeing Co. (The)
2.30%, 08/01/21(a)	2,830	2,854,395
2.35%, 10/30/21(a)	3,893	3,939,249
8.75%, 08/15/21	214	223,088
General Dynamics Corp.
3.00%, 05/11/21	7,626	7,684,034
3.88%, 07/15/21 (Call 04/15/21)	1,782	1,795,276
Lockheed Martin Corp., 3.35%, 09/15/21(a)	2,739	2,790,274
Northrop Grumman Corp., 3.50%, 03/15/21(a)	1,990	1,997,721
		21,284,037
Agriculture — 0.7%
Altria Group Inc., 4.75%, 05/05/21	5,398	5,460,994
Philip Morris International Inc.
2.90%, 11/15/21	4,517	4,611,586
4.13%, 05/17/21	445	450,100
		10,522,680
Auto Manufacturers — 5.1%
American Honda Finance Corp.
1.65%, 07/12/21(a)	2,632	2,648,529
1.70%, 09/09/21	4,843	4,885,231
2.65%, 02/12/21	2,158	2,159,468
3.38%, 12/10/21	2,009	2,062,178
General Motors Financial Co. Inc.
3.20%, 07/06/21 (Call 06/06/21)	6,680	6,740,387
3.55%, 04/09/21	2,793	2,808,445
4.20%, 03/01/21 (Call 02/01/21)	5,108	5,108,000
4.20%, 11/06/21	16,391	16,853,718
4.38%, 09/25/21(a)	5,982	6,133,105
PACCAR Financial Corp.
2.80%, 03/01/21	806	807,709
3.10%, 05/10/21	1,525	1,536,956
3.15%, 08/09/21	1,315	1,335,251
Toyota Motor Corp., 3.18%, 07/20/21(a)	3,062	3,104,041
Toyota Motor Credit Corp.
1.80%, 10/07/21(a)	1,580	1,596,811
1.90%, 04/08/21(a)	6,153	6,171,828
2.75%, 05/17/21(a)	2,609	2,628,333
2.95%, 04/13/21(a)	3,496	3,515,053
3.40%, 09/15/21(a)	8,189	8,348,604
		78,443,647
Banks — 35.7%
Associated Bank N.A./Green Bay WI, 3.50%, 08/13/21 (Call 07/13/21)	917	929,600
Australia & New Zealand Banking Group Ltd., 3.30%, 05/17/21(a)	2,762	2,787,051
Australia & New Zealand Banking Group Ltd./New York NY
2.30%, 06/01/21	3,692	3,717,881
2.55%, 11/23/21(a)	4,377	4,459,900
Bank of America Corp.
2.63%, 04/19/21(a)	6,880	6,915,432
5.00%, 05/13/21(a)	3,783	3,833,427
Bank of Montreal
1.90%, 08/27/21(a)	9,530	9,622,917
Series D, 3.10%, 04/13/21(a)	1,633	1,642,341
Security	Par (000)	Value

Banks (continued)
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)(a)	$5,402	$5,417,666
2.50%, 04/15/21 (Call 03/15/21)(a)	5,919	5,935,336
3.55%, 09/23/21 (Call 08/23/21)(a)	4,315	4,394,827
4.15%, 02/01/21	705	705,000
Bank of Nova Scotia (The)
2.45%, 03/22/21(a)	4,503	4,517,365
2.80%, 07/21/21(a)	3,452	3,494,529
3.13%, 04/20/21	4,364	4,391,537
Barclays PLC, 3.20%, 08/10/21(a)	5,096	5,172,389
BBVA USA, 3.50%, 06/11/21 (Call 05/11/21)	2,143	2,161,494
BPCE SA
2.65%, 02/03/21(a)	2,082	2,082,000
2.75%, 12/02/21(a)	15,231	15,545,825
Canadian Imperial Bank of Commerce, 2.70%, 02/02/21(a)	2,617	2,617,000
Capital One N.A.
2.25%, 09/13/21 (Call 08/13/21)	1,445	1,459,638
2.95%, 07/23/21 (Call 06/23/21)	690	697,190
Citibank N.A., 3.40%, 07/23/21 (Call 06/23/21)	4,329	4,382,377
Citigroup Inc.
2.35%, 08/02/21(a)	6,595	6,664,973
2.70%, 03/30/21(a)	7,820	7,851,124
2.90%, 12/08/21 (Call 11/08/21)	21,169	21,586,029
Citizens Bank N.A./Providence RI, 2.55%, 05/13/21 (Call 04/13/21)(a)	3,767	3,784,064
Citizens Financial Group Inc., 2.38%, 07/28/21 (Call 06/28/21)	1,989	2,005,389
Commonwealth Bank of Australia/New York NY, 2.55%, 03/15/21	2,339	2,345,549
Cooperatieve Rabobank UA, 1.88%, 07/19/21(b)	146	147,057
Cooperatieve Rabobank UA/NY, 3.13%, 04/26/21(a)	4,648	4,679,932
Credit Suisse AG/New York NY
2.10%, 11/12/21	8,413	8,532,885
3.00%, 10/29/21	21,212	21,637,725
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 04/16/21(a)	5,400	5,435,694
Deutsche Bank AG, 3.38%, 05/12/21(a)	3,822	3,850,359
Deutsche Bank AG/New York NY
3.38%, 05/12/21	4,076	4,106,285
4.25%, 02/04/21	1,297	1,297,246
4.25%, 10/14/21	18,732	19,198,239
Discover Bank, 3.20%, 08/09/21 (Call 07/09/21)	2,670	2,703,428
Fifth Third Bank NA
2.25%, 06/14/21 (Call 05/14/21)	4,248	4,272,468
2.88%, 10/01/21 (Call 09/01/21)	2,536	2,575,080
3.35%, 07/26/21 (Call 06/26/21)	2,177	2,203,799
Goldman Sachs Group Inc. (The)
2.63%, 04/25/21 (Call 03/25/21)	4,992	5,009,372
2.88%, 02/25/21 (Call 02/08/21)	4,095	4,096,802
5.25%, 07/27/21	14,210	14,548,482
HSBC Holdings PLC, 2.95%, 05/25/21	25	25,207
Huntington Bancshares Inc./OH, 3.15%, 03/14/21 (Call 02/14/21)	4,372	4,376,066
Huntington National Bank (The), 3.25%, 05/14/21 (Call 04/14/21)(a)	1,528	1,537,244
JPMorgan Chase & Co.
2.55%, 03/01/21 (Call 02/18/21)(a)	7,692	7,699,923
4.35%, 08/15/21(a)	11,847	12,109,056
4.63%, 05/10/21(a)	6,069	6,142,071

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2021 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
KeyBank N.A./Cleveland OH
2.50%, 11/22/21(a)	$3,231	$3,289,190
3.35%, 06/15/21	1,391	1,407,052
KeyCorp, 5.10%, 03/24/21(a)	4,296	4,326,416
Lloyds Banking Group PLC, 3.10%, 07/06/21	9,018	9,127,028
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	5,835	5,903,386
2.95%, 03/01/21	6,720	6,734,717
3.54%, 07/26/21(a)	4,253	4,319,517
Mizuho Financial Group Inc., 2.27%, 09/13/21(a)	8,243	8,343,729
Morgan Stanley
2.50%, 04/21/21(a)	7,859	7,898,531
2.63%, 11/17/21	28,395	28,919,740
5.50%, 07/28/21	9,884	10,133,966
National Australia Bank Ltd./New York
1.88%, 07/12/21(a)	6,516	6,564,349
3.38%, 09/20/21(a)	2,998	3,058,020
3.70%, 11/04/21(a)	2,504	2,570,106
Northern Trust Corp., 3.38%, 08/23/21(a)	1,242	1,263,760
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)(a)	4,729	4,744,038
2.55%, 12/09/21 (Call 11/09/21)(a)	3,510	3,572,618
Royal Bank of Canada, 3.20%, 04/30/21(a)	5,403	5,442,766
Santander Holdings USA Inc., 4.45%, 12/03/21 (Call 11/03/21)	800	823,432
Santander UK Group Holdings PLC, 2.88%, 08/05/21	8,652	8,763,178
Santander UK PLC
3.40%, 06/01/21	3,224	3,256,627
3.75%, 11/15/21(a)	1,373	1,410,263
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21(a)	4,302	4,345,235
2.63%, 03/15/21(a)	5,630	5,646,834
State Street Corp.
1.95%, 05/19/21	3,127	3,143,104
4.38%, 03/07/21	1,982	1,990,047
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	7,381	7,440,934
2.44%, 10/19/21(a)	9,818	9,971,063
2.93%, 03/09/21	5,589	5,604,761
Svenska Handelsbanken AB
1.88%, 09/07/21(a)	3,354	3,387,372
2.45%, 03/30/21(a)	4,418	4,433,949
3.35%, 05/24/21(a)	6,027	6,085,281
Synchrony Bank, 3.65%, 05/24/21 (Call 04/24/21)	3,444	3,469,245
Toronto-Dominion Bank (The)
1.80%, 07/13/21(a)	5,918	5,960,255
2.13%, 04/07/21(a)	7,404	7,429,914
3.25%, 06/11/21(a)	3,047	3,080,151
Truist Bank, 2.85%, 04/01/21 (Call 03/01/21)(a)	1,569	1,572,107
Truist Financial Corp.
2.05%, 05/10/21 (Call 04/09/21)(a)	4,520	4,535,278
2.90%, 03/03/21 (Call 02/03/21)	3,386	3,386,000
3.20%, 09/03/21 (Call 08/03/21)(a)	3,444	3,495,281
U.S. Bancorp., 4.13%, 05/24/21 (Call 04/23/21)(a)	4,358	4,395,871
U.S. Bank N.A./Cincinnati OH
3.15%, 04/26/21 (Call 03/26/21)(a)	2,597	2,608,531
3.45%, 11/16/21 (Call 10/15/21)(a)	4,050	4,141,975
Wells Fargo & Co.
2.10%, 07/26/21(a)	10,159	10,250,533
2.50%, 03/04/21(a)	7,625	7,640,784
Security	Par (000)	Value

Banks (continued)
4.60%, 04/01/21(a)	$7,705	$7,760,399
Wells Fargo Bank N.A., 3.63%, 10/22/21 (Call 09/21/21).	7,222	7,377,562
Westpac Banking Corp.
2.00%, 08/19/21(a)	5,029	5,078,083
2.10%, 05/13/21(a)	6,145	6,177,507
		549,584,755
Beverages — 1.3%
Constellation Brands Inc., 3.75%, 05/01/21	1,651	1,663,647
Keurig Dr Pepper Inc., 3.55%, 05/25/21	6,804	6,873,129
Molson Coors Beverage Co., 2.10%, 07/15/21 (Call 06/15/21)	3,387	3,407,932
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)(a)	2,562	2,585,083
2.00%, 04/15/21 (Call 03/15/21)(a)	3,032	3,038,640
3.00%, 08/25/21(a)	2,324	2,360,928
		19,929,359
Biotechnology — 0.8%
Gilead Sciences Inc., 4.40%, 12/01/21 (Call 09/01/21)(a)	11,692	11,974,362
Chemicals — 0.9%
Air Products and Chemicals Inc., 3.00%, 11/03/21(a)	816	832,883
Celanese U.S. Holdings LLC, 5.88%, 06/15/21	987	1,005,674
Eastman Chemical Co., 3.50%, 12/01/21	11,147	11,427,124
Mosaic Co. (The), 3.75%, 11/15/21 (Call 08/15/21)(a)	1,255	1,275,770
		14,541,451
Commercial Services — 0.6%
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)(a)	1,614	1,621,489
3.60%, 08/15/21(a)	2,863	2,912,158
Global Payments Inc., 3.80%, 04/01/21 (Call 03/01/21)(a)	3,373	3,381,905
Verisk Analytics Inc., 5.80%, 05/01/21	1,533	1,553,281
		9,468,833
Computers — 1.7%
Apple Inc.
1.55%, 08/04/21 (Call 07/04/21)	6,593	6,630,910
2.85%, 05/06/21(a)	9,619	9,686,910
Hewlett Packard Enterprise Co., 3.50%, 10/05/21 (Call 09/05/21)(a)	2,154	2,194,366
HP Inc., 4.65%, 12/09/21	1,385	1,433,891
IBM Credit LLC
2.65%, 02/05/21	1,734	1,734,364
3.60%, 11/30/21(a)	4,697	4,829,314
		26,509,755
Cosmetics & Personal Care — 0.6%
Estee Lauder Companies Inc. (The), 1.70%, 05/10/21 (Call 04/10/21)	1,125	1,128,161
Procter & Gamble Co. (The)
1.70%, 11/03/21(a)	2,898	2,931,298
1.85%, 02/02/21(a)	1,980	1,980,000
Unilever Capital Corp.
2.75%, 03/22/21	1,437	1,442,116
4.25%, 02/10/21	1,560	1,561,404
		9,042,979
Diversified Financial Services — 3.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.00%, 10/01/21	2,638	2,711,020
Air Lease Corp.
2.50%, 03/01/21	1,045	1,046,693
3.38%, 06/01/21	2,742	2,766,623

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2021 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.88%, 04/01/21 (Call 03/01/21)	$1,163	$1,166,058
Aircastle Ltd., 5.13%, 03/15/21	1,405	1,408,611
Ally Financial Inc., 4.25%, 04/15/21(a)	2,434	2,450,770
American Express Co.
3.00%, 02/22/21 (Call 02/10/21)(a)	2,908	2,909,774
3.38%, 05/17/21 (Call 04/17/21)	5,771	5,807,934
3.70%, 11/05/21 (Call 10/05/21)	4,801	4,911,663
American Express Credit Corp., 2.25%, 05/05/21 (Call 04/04/21)(a)	6,217	6,238,200
Capital One Financial Corp.
3.45%, 04/30/21 (Call 03/30/21)	4,013	4,033,627
4.75%, 07/15/21(a)	5,856	5,973,003
Charles Schwab Corp. (The), 3.25%, 05/21/21 (Call 04/21/21)(a)	2,136	2,150,226
Mastercard Inc., 2.00%, 11/21/21 (Call 10/21/21)(a)	2,417	2,447,865
Synchrony Financial, 3.75%, 08/15/21 (Call 06/15/21)(a)	2,218	2,245,082
		48,267,149
Electric — 5.1%
American Electric Power Co. Inc., Series I, 3.65%, 12/01/21(a)	1,668	1,713,169
Appalachian Power Co., 4.60%, 03/30/21 (Call 03/01/21)	400	401,380
Baltimore Gas & Electric Co., 3.50%, 11/15/21 (Call 08/15/21)(a)	3,485	3,543,165
CenterPoint Energy Houston Electric LLC, 1.85%, 06/01/21 (Call 05/01/21)(a).	1,684	1,690,702
CenterPoint Energy Inc., 3.60%, 11/01/21(a)	2,497	2,557,977
Commonwealth Edison Co., 3.40%, 09/01/21 (Call 06/01/21)	890	899,309
Consolidated Edison Inc., 2.00%, 05/15/21 (Call 04/15/21)(a)	1,945	1,951,749
Dominion Energy Inc.
2.72%, 08/15/21(c)	3,149	3,187,229
4.10%, 04/01/21(c)	702	706,423
Series C, 2.00%, 08/15/21 (Call 07/15/21)(a)	2,571	2,590,462
Duke Energy Carolinas LLC, 3.90%, 06/15/21 (Call 03/15/21)(a)	1,587	1,593,983
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	3,223	3,247,785
3.55%, 09/15/21 (Call 06/15/21)(a)	3,283	3,322,462
Duke Energy Florida LLC, 3.10%, 08/15/21 (Call 05/15/21)	680	685,583
Duke Energy Progress LLC, 3.00%, 09/15/21 (Call 06/15/21)(a)	1,474	1,488,696
Emera U.S. Finance LP, 2.70%, 06/15/21 (Call 05/15/21)	3,359	3,381,102
Entergy Arkansas LLC, 3.75%, 02/15/21	459	459,583
Evergy Inc., 4.85%, 06/01/21 (Call 03/01/21)	815	817,901
Eversource Energy, 2.50%, 03/15/21 (Call 02/16/21)	1,255	1,256,079
Exelon Corp., 2.45%, 04/15/21 (Call 03/15/21)	1,688	1,692,102
Georgia Power Co., 2.40%, 04/01/21 (Call 03/01/21)	308	308,502
National Rural Utilities Cooperative Finance Corp., 2.90%, 03/15/21	1,470	1,474,778
NextEra Energy Capital Holdings Inc.
2.40%, 09/01/21	8,385	8,489,980
4.50%, 06/01/21 (Call 03/01/21)(a)	1,238	1,242,222
Ohio Power Co., Series M, 5.38%, 10/01/21	2,216	2,290,391
PacifiCorp, 3.85%, 06/15/21 (Call 03/15/21)(a)	1,141	1,145,975
PECO Energy Co., 1.70%, 09/15/21 (Call 08/15/21)(a)	536	540,068
PNM Resources Inc., 3.25%, 03/09/21	596	597,657
PPL Electric Utilities Corp., 3.00%, 09/15/21 (Call 06/15/21)(a)	930	939,384
Security	Par (000)	Value

Electric (continued)
PSEG Power LLC, 3.00%, 06/15/21 (Call 05/15/21)(a)	$3,846	$3,874,576
Public Service Electric & Gas Co., 1.90%, 03/15/21 (Call 03/01/21)	327	327,363
Public Service Enterprise Group Inc., 2.00%, 11/15/21 (Call 10/15/21)	1,045	1,057,247
Puget Energy Inc., 6.00%, 09/01/21(a)	2,755	2,840,570
San Diego Gas & Electric Co., 3.00%, 08/15/21(a)	1,203	1,220,047
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)(a)	3,048	3,056,717
Series A, 2.90%, 03/01/21(a)	1,422	1,425,029
Southern Co. (The), 2.35%, 07/01/21 (Call 06/01/21)(a)	6,099	6,140,534
Southern Power Co., Series E, 2.50%, 12/15/21 (Call 11/15/21)(a)	1,664	1,691,839
Wisconsin Electric Power Co., 2.95%, 09/15/21 (Call 06/15/21)	398	402,099
Wisconsin Public Service Corp., 3.35%, 11/21/21	1,393	1,427,505
Xcel Energy Inc., 2.40%, 03/15/21 (Call 02/16/21)	1,203	1,203,986
		78,883,310
Electrical Components & Equipment — 0.1%
Emerson Electric Co., 2.63%, 12/01/21 (Call 11/01/21)	2,018	2,052,588

Electronics — 0.8%
Avnet Inc., 3.75%, 12/01/21 (Call 11/01/21)	882	900,628
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)(a)	5,789	5,853,258
4.25%, 03/01/21(a)	1,540	1,545,066
Roper Technologies Inc., 2.80%, 12/15/21 (Call 11/15/21)(a)	3,927	4,002,163
		12,301,115
Food — 1.6%
Campbell Soup Co., 3.30%, 03/15/21(a)	1,705	1,710,797
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)(a)	6,278	6,387,865
3.20%, 04/16/21(a)	2,925	2,942,199
Hershey Co. (The), 3.10%, 05/15/21	1,236	1,246,271
JM Smucker Co. (The), 3.50%, 10/15/21(a)	5,146	5,261,013
Kroger Co. (The)
2.60%, 02/01/21	413	413,000
2.95%, 11/01/21 (Call 10/01/21)	2,522	2,566,110
Sysco Corp., 2.50%, 07/15/21 (Call 06/15/21)	2,576	2,596,247
Tyson Foods Inc., 2.25%, 08/23/21 (Call 07/23/21)(a)	2,334	2,356,080
		25,479,582
Gas — 0.2%
National Fuel Gas Co., 4.90%, 12/01/21 (Call 09/01/21)	1,431	1,466,388
Southern Co. Gas Capital Corp., 3.50%, 09/15/21 (Call 06/15/21)	1,444	1,460,924
		2,927,312
Health Care - Products — 0.4%
Baxter International Inc., 1.70%, 08/15/21 (Call 07/15/21)(a)	1,785	1,796,156
Stryker Corp., 2.63%, 03/15/21 (Call 03/01/21)(a)	2,589	2,594,178
Zimmer Biomet Holdings Inc., 3.38%, 11/30/21 (Call 08/30/21)(a)	1,235	1,256,625
		5,646,959
Health Care - Services — 0.8%
Anthem Inc., 3.70%, 08/15/21 (Call 05/15/21)	2,351	2,374,510
UnitedHealth Group Inc.
2.13%, 03/15/21(a)	2,673	2,679,121
2.88%, 12/15/21(a)	3,175	3,247,644

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2021 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
3.15%, 06/15/21	1,780	$1,799,349
3.38%, 11/15/21 (Call 08/15/21)(a)	1,416	1,439,562
4.70%, 02/15/21	474	474,749
		12,014,935
Home Builders — 0.3%
PulteGroup Inc., 4.25%, 03/01/21 (Call 02/01/21)	3,900	3,900,000

Home Furnishings — 0.1%
Whirlpool Corp., 4.85%, 06/15/21(a)	1,260	1,280,639

Household Products & Wares — 0.0%
Clorox Co. (The), 3.80%, 11/15/21.	544	558,280

Insurance — 1.4%
American International Group Inc., 3.30%, 03/01/21 (Call 02/01/21)	4,914	4,914,000
Aon PLC, 2.80%, 03/15/21 (Call 02/15/21)	1,393	1,409,256
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 03/01/21)(a)	3,424	3,429,341
3.75%, 08/15/21(a)	1,113	1,134,002
Marsh & McLennan Companies Inc., 4.80%, 07/15/21 (Call 04/15/21)	2,290	2,310,954
Progressive Corp. (The), 3.75%, 08/23/21(a)	2,251	2,294,940
Prudential Financial Inc., 4.50%, 11/16/21(a)	2,525	2,609,259
Reinsurance Group of America Inc., 5.00%, 06/01/21	1,540	1,563,177
Trinity Acquisition PLC, 3.50%, 09/15/21 (Call 08/15/21)	1,420	1,442,848
Willis Towers Watson PLC, 5.75%, 03/15/21	936	941,878
		22,049,655
Internet — 1.4%
Alibaba Group Holding Ltd., 3.13%, 11/28/21 (Call 09/28/21)(a)	11,645	11,839,821
Alphabet Inc., 3.63%, 05/19/21(a)	3,080	3,111,385
Amazon.com Inc., 3.30%, 12/05/21 (Call 10/05/21)(a)	4,376	4,466,933
JD.com Inc., 3.13%, 04/29/21	1,880	1,889,062
		21,307,201
Lodging — 0.3%
Marriott International Inc./MD
2.88%, 03/01/21 (Call 02/16/21)	1,991	1,992,792
Series N, 3.13%, 10/15/21 (Call 07/15/21)	2,450	2,476,558
		4,469,350
Machinery — 2.4%
Caterpillar Financial Services Corp.
1.70%, 08/09/21(a)	3,873	3,902,512
1.93%, 10/01/21	3,965	4,009,368
2.90%, 03/15/21(a)	929	932,001
3.15%, 09/07/21(a)	5,418	5,513,465
Series I, 2.65%, 05/17/21(a)	2,228	2,243,953
Caterpillar Inc., 3.90%, 05/27/21	3,421	3,461,334
CNH Industrial Capital LLC
3.88%, 10/15/21(a)	1,289	1,317,564
4.88%, 04/01/21	2,243	2,258,701
John Deere Capital Corp.
2.30%, 06/07/21	1,919	1,932,894
2.80%, 03/04/21	1,331	1,334,128
2.88%, 03/12/21	493	494,449
3.13%, 09/10/21(a)	2,074	2,110,751
3.15%, 10/15/21(a)	1,963	2,003,458
3.90%, 07/12/21	2,372	2,411,043
Xylem Inc., 4.88%, 10/01/21(a)	2,761	2,840,765
		36,766,386
Security	Par (000)	Value

Manufacturing — 0.1%
General Electric Co.
4.65%, 10/17/21	$10	$10,292
5.30%, 02/11/21	100	100,118
Illinois Tool Works Inc., 3.38%, 09/15/21 (Call 06/15/21)	745	753,307
Ingersoll-Rand Global Holding Co. Ltd., 2.90%, 02/21/21	435	435,596
		1,299,313
Media — 1.1%
Time Warner Cable LLC, 4.00%, 09/01/21 (Call 06/01/21)	4,476	4,527,116
TWDC Enterprises 18 Corp.
2.30%, 02/12/21(a)	1,663	1,663,981
2.75%, 08/16/21(a)	7,140	7,234,962
3.75%, 06/01/21(a)	2,041	2,064,512
Walt Disney Co. (The), 4.50%, 02/15/21	1,834	1,836,825
		17,327,396
Mining — 0.4%
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21(a)	1,705	1,746,005
Kinross Gold Corp., 5.13%, 09/01/21 (Call 06/01/21)(a)	2,250	2,284,065
Newmont Corp., 3.63%, 06/09/21 (Call 04/09/21)	1,848	1,858,700
		5,888,770
Oil & Gas — 3.9%
BP Capital Markets America Inc.
2.11%, 09/16/21 (Call 08/16/21)	3,548	3,582,416
4.74%, 03/11/21	3,159	3,174,163
Canadian Natural Resources Ltd., 3.45%, 11/15/21 (Call 08/15/21)	2,211	2,246,243
Chevron Corp., 2.10%, 05/16/21 (Call 04/15/21)(a)	4,624	4,641,571
EOG Resources Inc., 4.10%, 02/01/21	2,125	2,125,000
Exxon Mobil Corp., 2.22%, 03/01/21 (Call 02/08/21)	7,621	7,623,972
Marathon Petroleum Corp., 5.13%, 03/01/21	4,362	4,378,488
Shell International Finance BV
1.75%, 09/12/21(a)	16,924	17,080,716
1.88%, 05/10/21(a)	4,726	4,747,740
Suncor Energy Inc., 9.25%, 10/15/21	160	169,286
Total Capital International SA
2.22%, 07/12/21 (Call 06/12/21)(a)	3,749	3,775,281
2.75%, 06/19/21(a)	4,543	4,586,613
Total Capital SA, 4.25%, 12/15/21(a)	1,711	1,770,389
		59,901,878
Oil & Gas Services — 0.2%
Halliburton Co., 3.25%, 11/15/21 (Call 08/15/21)	2,364	2,399,389

Packaging & Containers — 0.1%
Bemis Co. Inc., 4.50%, 10/15/21 (Call 07/15/21)(a)	945	961,330

Pharmaceuticals — 7.0%
AbbVie Inc.
2.15%, 11/19/21	11,518	11,683,744
2.30%, 05/14/21 (Call 04/14/21)	7,932	7,965,076
3.38%, 11/14/21(a)	8,702	8,909,456
5.00%, 12/15/21 (Call 09/16/21)(a)	7,344	7,556,535
Becton Dickinson and Co., 3.13%, 11/08/21(a)	4,386	4,475,431
Bristol-Myers Squibb Co.
2.25%, 08/15/21(a)	1,983	2,004,753
2.55%, 05/14/21	3,268	3,289,667
2.88%, 02/19/21	1,255	1,256,581
Cigna Corp., 3.40%, 09/17/21(a)	4,405	4,490,281
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)(a)	7,583	7,617,882
3.35%, 03/09/21	6,881	6,903,157

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2021 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	$2,958	$2,961,550
2.45%, 12/05/21	1,153	1,174,699
3.55%, 05/15/21	928	936,909
Pfizer Inc.
2.20%, 12/15/21(a)	7,143	7,266,931
3.00%, 09/15/21(a)	2,869	2,919,753
Sanofi, 4.00%, 03/29/21	6,831	6,871,303
Takeda Pharmaceutical Co. Ltd., 4.00%, 11/26/21
(Call 10/26/21)	9,358	9,606,361
Utah Acquisition Sub Inc., 3.15%, 06/15/21
(Call 05/15/21)(a)	9,586	9,660,387
Zoetis Inc., 3.25%, 08/20/21(a)	984	999,803
		108,550,259
Pipelines — 1.8%
Enbridge Energy Partners LP, 4.20%, 09/15/21 (Call 06/15/21)	1,323	1,341,363
Energy Transfer Operating LP, 4.65%, 06/01/21 (Call 03/01/21)	3,891	3,904,074
Enterprise Products Operating LLC
2.80%, 02/15/21	1,728	1,729,555
2.85%, 04/15/21 (Call 03/15/21)(a)	2,359	2,365,912
Kinder Morgan Energy Partners LP
5.00%, 10/01/21 (Call 07/01/21)	5,219	5,316,439
5.80%, 03/01/21	1,234	1,239,257
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp., 4.40%, 06/15/21 (Call 03/15/21)	850	853,935
Sunoco Logistics Partners Operations LP, 4.40%, 04/01/21 (Call 03/01/21)	1,520	1,524,682
TC PipeLines LP, 4.65%, 06/15/21 (Call 03/15/21)	307	308,283
Williams Companies Inc. (The)
4.00%, 11/15/21 (Call 08/15/21).	2,087	2,125,568
7.88%, 09/01/21	6,275	6,542,566
		27,251,634
Real Estate Investment Trusts — 0.6%
Boston Properties LP, 4.13%, 05/15/21 (Call 02/14/21)(a)	6,807	6,807,749
ERP Operating LP, 4.63%, 12/15/21 (Call 09/15/21)(a)	2,882	2,957,912
		9,765,661
Retail — 2.1%
Home Depot Inc. (The), 2.00%, 04/01/21 (Call 03/01/21)(a)	4,953	4,960,232
Lowe’s Companies Inc.
3.75%, 04/15/21 (Call 03/01/21)(a)	1,499	1,503,302
3.80%, 11/15/21 (Call 08/15/21)(a)	3,210	3,270,412
McDonald’s Corp., 3.63%, 05/20/21(a)	1,894	1,912,902
O’Reilly Automotive Inc., 4.63%, 09/15/21 (Call 06/15/21).	1,562	1,584,977
Starbucks Corp., 2.10%, 02/04/21	3,373	3,373,337
TJX Companies Inc. (The), 2.75%, 06/15/21 (Call 04/15/21)(a)	2,285	2,296,539
Walgreens Boots Alliance Inc., 3.30%, 11/18/21 (Call 09/18/21)(a)	5,451	5,547,592
Walmart Inc.
3.13%, 06/23/21(a)	7,541	7,628,174
4.25%, 04/15/21(a)	185	186,523
		32,263,990
Savings & Loans — 0.0%
First Niagara Financial Group Inc., 7.25%, 12/15/21(a)	595	629,724
Semiconductors — 1.7%
Analog Devices Inc., 2.50%, 12/05/21 (Call 11/05/21)	1,943	1,975,759
	Par/ Shares
Security	(000)	Value

Semiconductors (continued)
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	$2,690	$2,698,904
3.30%, 10/01/21(a)	7,000	7,141,890
Lam Research Corp., 2.80%, 06/15/21 (Call 05/15/21)(a)	3,583	3,607,759
Microchip Technology Inc., 3.92%, 06/01/21(a)	3,044	3,077,636
NVIDIA Corp., 2.20%, 09/16/21 (Call 08/16/21)(a)	3,935	3,976,357
Texas Instruments Inc., 2.75%, 03/12/21 (Call 02/12/21)	1,699	1,700,189
Xilinx Inc., 3.00%, 03/15/21	1,417	1,421,605
		25,600,099
Software — 2.4%
Electronic Arts Inc., 3.70%, 03/01/21 (Call 02/01/21).	2,146	2,146,000
Fiserv Inc., 4.75%, 06/15/21	1,111	1,129,154
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)(a)	9,350	9,406,381
4.00%, 02/08/21(a)	485	485,310
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)(a)	18,670	18,837,096
2.80%, 07/08/21(a)	5,415	5,475,269
		37,479,210
Telecommunications — 1.7%
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)(a)	9,777	9,865,873
2.20%, 02/28/21	6,126	6,134,944
2.90%, 03/04/21	1,004	1,006,439
Orange SA, 4.13%, 09/14/21(a)	4,735	4,845,231
Telefonica Emisiones SA, 5.46%, 02/16/21	4,633	4,642,266
		26,494,753
Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.15%, 05/15/21 (Call 03/15/21)	1,121	1,124,464

Transportation — 0.8%
Burlington Northern Santa Fe LLC, 3.45%, 09/15/21(Call 06/15/21)	1,868	1,890,024
Canadian National Railway Co., 2.85%, 12/15/21 (Call 09/15/21)(a)	1,121	1,138,802
CSX Corp., 4.25%, 06/01/21 (Call 03/01/21)	1,247	1,251,078
Norfolk Southern Corp., 3.25%, 12/01/21 (Call 09/01/21)(a)	1,201	1,221,729
Ryder System Inc., 3.45%, 11/15/21 (Call 10/15/21)(a)	1,740	1,777,862
Union Pacific Corp., 3.20%, 06/08/21(a)	2,485	2,510,322
United Parcel Service Inc., 2.05%, 04/01/21(a)	2,524	2,531,597
		12,321,414
Trucking & Leasing — 0.0%
GATX Corp., 4.85%, 06/01/21(a)	690	699,750

Total Corporate Bonds & Notes — 90.9%
(Cost: $1,392,946,306)		1,401,119,283

Short-Term Investments

Money Market Funds — 16.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(d)(e)(f)	119,965	120,036,803

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2021 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	129,188	$129,188,000
		249,224,803
Total Short-Term Investments — 16.2%
(Cost: $249,174,105)		249,224,803
Total Investments in Securities — 107.1%
(Cost: $1,642,120,411)		1,650,344,086
Other Assets, Less Liabilities — (7.1)%		(108,890,413)
Net Assets — 100.0%		$1,541,453,673

(a)	All or a portion of this security is on loan.

(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$77,147,141	$42,896,965	(a)	$—	$(8,225)	$922	$120,036,803	119,965	$48,569	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	95,658,000	33,530,000	(a)	—	—	—	129,188,000	129,188	19,914		—
					$(8,225)	$922	$249,224,803		$68,483		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,401,119,283	$—	$1,401,119,283
Money Market Funds	249,224,803	—	—	249,224,803
	$249,224,803	$1,401,119,283	$—	$1,650,344,086